CAPITAL STOCK (Narrative) (Details)	12 Months Ended
	Dec. 31, 2020 CAD ($) Share shares	Dec. 31, 2019 CAD ($) $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued for exercise of stock options (shares) | shares	1,967,800	1,790,300
Shares issued for exercise of options	$ 2,156,000	$ 2,103,000
Shares issued for royalty and other property interests (shares) | shares	155,271
Shares issued for royalty and other property interests	$ 535,000
Share-based payments (Shares) | shares		239,405
Share-based payments	$ 2,784,000	$ 2,240,000
Description of stock option plan	The maximum number of shares that may be reserved for issuance under the plan is limited to 10% of the issued common shares of the Company at any time.
Description of option vesting schedule	options granted for investor relations services that vest 25% every 4 months from the date of grant.
Weighted average remaining contractual life of outstanding share options	2 years 9 months 25 days	3 years 1 month 6 days
Share-based Payments	$ 3,121,000	$ 2,423,000
Weighted average fair value of the stock options granted	$ 1.35	$ 0.97
RSU's vested | Share	156,250
RSU's expired | Share	156,250
Kaukua Royalty [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments or interests issued or issuable	52,000
Equity interests of acquirer	$ 136,000
Frontline Royalty And Other Property Interest [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued for royalty and other property interests (shares) | shares	103,271
Shares issued for royalty and other property interests	$ 399,000
Restricted Share Unit Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares awarded settled in cash | shares		107,460
Share issue price per share | $ / shares		$ 1.70
Share-based payments (Shares) | shares		239,405
Share-based payments		$ 407,000
Total of RSU's reserved for issuance | Share	3,200,000
Capital stock [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued for exercise of options	$ 2,156,000	2,103,000
Shares issued for royalty and other property interests	535,000
Share-based payments		407,000
Share-based payments [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	$ 2,784,000	$ 1,833,000
Incentive Stock Grant Program [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued pursuant to an incentive stock grant program (shares) | shares		346,865